Revenue Recognition - Schedule of Disaggregated Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Revenues [Line Items]
Total revenues	$ 784,345	$ 981,682	$ 2,305,284	$ 2,772,187	$ 3,785,063	$ 3,707,628	$ 2,416,927
Sales Revenues [Member]
Other Revenues [Line Items]
Total revenues	542,062	503,335	1,510,099	1,434,868	1,954,705	1,857,004	1,588,444
Sales Revenues [Member] | Sales brand-centric services [Member]
Other Revenues [Line Items]
Total revenues	321,770	307,055	918,176	886,009	1,209,480	1,177,989	1,376,368
Sales Revenues [Member] | Sales retailer-centric services [Member]
Other Revenues [Line Items]
Total revenues	220,292	196,280	591,923	548,859	745,225	679,015	212,076
Marketing Revenues [Member]
Other Revenues [Line Items]
Total revenues	242,283	478,347	795,185	1,337,319	1,830,358	1,850,624	828,483
Marketing Revenues [Member] | Marketing brand-centric services [Member]
Other Revenues [Line Items]
Total revenues	111,077	119,209	289,796	330,145	474,928	424,373	364,036
Marketing Revenues [Member] | Marketing retailer-centric services [Member]
Other Revenues [Line Items]
Total revenues	$ 131,206	$ 359,138	$ 505,389	$ 1,007,174	$ 1,355,430	$ 1,426,251	$ 464,447